Bingham McCutchen LLP
One Federal Street
Boston, MA 02110
May 5th, 2009
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Legg Mason Partners Variable Income Trust (filing relates to Legg Mason Partners Variable Global High Yield Bond Portfolio, Legg Mason Partners Variable Strategic Bond Portfolio and Legg Mason Partners Variable Diversified Strategic Income Portfolio (collectively, the “Funds”) (File Nos. 033-40603 and 811-06310))
Ladies and Gentlemen:
     On behalf of Legg Mason Partners Variable Income Trust, a Maryland business trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), that the forms of Prospectuses and the Statements of Additional Information relating to the Funds that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act upon the effectiveness of Post-Effective Amendment No. 52 to the Trust’s registration statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 29, 2009, is the most recent amendment to the Trust’s registration statement.
          Please contact the undersigned at 617-951-8029, Barry Hurwitz at 617-951-8267 or Alisha Telci at (617) 951-8460 with any comments or questions relating to the filing.

Sincerely,

/s/ Michelle R. Cirillo
Michelle R. Cirillo